Discontinued Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Income before income taxes and discontinued operations	$ 216.7	$ 265.5
Net income from discontinued operations	12.0	0.0
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	3.7	9.7
Expenses	(3.7)	(10.8)
Project loss recovery	12.8	0.0
Income before income taxes and discontinued operations	12.8	(1.1)
Income taxes on operating activities	(0.8)	0.3
Profit (loss) from operating activities, net of income taxes	12.0	(0.8)
Gain on disposal of discontinued operations before income taxes	0.0	1.9
Income taxes on disposal of discontinued operations	0.0	(1.1)
Gain on disposal of discontinued operations, net of income taxes	0.0	0.8
Net income from discontinued operations	$ 12.0	$ 0.0